Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Payables and Accruals [Abstract]
Derivative financial instruments	$ 109.4	[1]	$ 59.4	[1]
Accrued interest expense	19.5		19.3
Accrued expenses	65.6		79.2
Employee withheld taxes, social security and vacation payment	53.4		46.3
Short term portion of deferred revenues	19.9		19.2
Total other current liabilities	$ 267.8		$ 223.4

[1]	Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 24.